COMMITMENTS - Disclosure of detailed information about contractual obligations (Detail)	Dec. 31, 2020 USD ($)
Commitments [Line Items]
Total contractual commitments	$ 6,966,209
Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	2,322,101
1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	4,644,108
Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member]
Commitments [Line Items]
Total contractual commitments	1,522,304
Trade and other payables [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,522,304
Trade and other payables [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments [Member]
Commitments [Line Items]
Total contractual commitments	5,193,905
Loans payable principal and interest payments [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	549,797
Loans payable principal and interest payments [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	4,644,108
Loans payable principal and interest payments [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments	250,000
Payments related to acquisition of royalties and streams [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	250,000
Payments related to acquisition of royalties and streams [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	$ 0